Condensed Statements of Cash Flows (Parenthetical) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Right to use asset and liability		$ 1,000,000.0
Amortization of debt issuance costs	$ 732,292
Bay Shore Trust [Member]
Shares issued	1,000,000
Deferred finance cost	$ 3,500,000
Amortization of debt issuance costs	$ 700,000
Bay Shore Trust [Member] | Common Stock [Member]
Shares issued	157,170
Deferred finance cost	$ 1,100,000
MZ Group [Member]
Shares issued	35,715
Deferred finance cost	$ 250,000